SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 121 High Street
         Boston  MA  02110-2447

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       November 6, 2002

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $68,342

List of Other Included Managers:

none

Voting Authority










--------------------------













Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
------------------------------
----------------
---------
--------
--------
---
----
-------
------------
--------
--------
--------












AMDOCS LTD
COM
G02602103
1215
189800
SH

Sole

189800


AMERICAN EXPRESS COMPANY
COM
025816109
520
16685
SH

Sole

16685


AMERICAN INTERNATIONAL GROUP
COM
026874107
2597
47482
SH

Sole

47482


ANADARKO
COM
032511107
2031
45600
SH

Sole

45600


AVITAR INC
COM
053801106
7
30470
SH

Sole

30470


BANK OF NEW YORK CO. INC.
COM
064057102
964
33535
SH

Sole

33535


BERKSHIRE HATHAWAY INC-CL B
COM
084670207
1925
781
SH

Sole

781


BP AMOCO PLC - SPONS ADR
COM
055622104
777
19480
SH

Sole

19480


BRISTOL-MYERS SQUIBB CO.
COM
110122108
1119
47008
SH

Sole

47008


CISCO SYSTEMS
COM
17275R102
332
31650
SH

Sole

31650


CIT GROUP INC
COM

180
10000
SH

Sole

10000


CITIGROUP INC
COM
172967101
1643
55410.01
SH

Sole

55410.01


COCA COLA COMPANY
COM
191216100
930
19400
SH

Sole

19400


COMMONWEALTH INDUSTRIES INC
COM
203004106
84
16000
SH

Sole

16000


COMPUTER SCIENCES CORP
COM
205363104
589
21188
SH

Sole

21188


CONOCOPHILLIPS
COM
20825c104
1912
41359
SH

Sole

41359


DUPONT (E.I.) DE NEMOURS & CO.
COM
263534109
8028
222556
SH

Sole

222556


EMC CORP MASS
COM
268648102
605
132490
SH

Sole

132490


EXXON MOBIL CORP
COM
30231g102
2783
87234
SH

Sole

87234


FIRST NATL LINCOLN CP/ME
COM
335716106
1014
35200
SH

Sole

35200


GENERAL ELECTRIC
COM
369604103
8830
358214
SH

Sole

358214


GOLDMAN SACHS
COM
38141g104
737
11165
SH

Sole

11165


HEALTHSOUTH CORP
COM
421924101
83
20000
SH

Sole

20000


HOME DEPOT, INC.
COM
437076102
313
12000
SH

Sole

12000


INTEL CORP
COM
458140100
470
33810
SH

Sole

33810


INTERNATIONAL BUSINESS MACHINE
COM
459200101
859
14736
SH

Sole

14736


INTERPUBLIC GROUP COS INC
COM
460690100
171
10800
SH

Sole

10800


JOHNSON & JOHNSON
COM
478160104
2349
43430
SH

Sole

43430


MERCK & COMPANY
COM
589331107
6844
149737
SH

Sole

149737


MICROSOFT
COM
594918104
353
8076
SH

Sole

8076


MORGAN STANLEY, DEAN WITTER, D
COM
617446448
470
13860
SH

Sole

13860


NEWTON FINANCIAL CORP
COM
652772104
288
8400
SH

Sole

8400


PEPSICO
COM
713448108
1650
44658
SH

Sole

44658


PFIZER
COM
717081103
2289
78874
SH

Sole

78874


PNC BANK
COM
693475105
380
9000
SH

Sole

9000


PROCTER & GAMBLE
COM
742718109
2771
31000
SH

Sole

31000


SBC COMMUNICATIONS, INC.
COM
78387G103
241
12000
SH

Sole

12000


SCHERING-PLOUGH CORP.
COM
806605101
980
45951
SH

Sole

45951


STATE STREET CORP COM
COM
857477103
1051
27200
SH

Sole

27200


SUN LIFE FINANCIAL SERVICES OF
COM

190
12000
SH

Sole

12000


TRAVELERS PROPERTY A
COM
89420g109
314
23809
SH

Sole

23809


TXU CORPORATION
COM
873168108
576
13800
SH

Sole

13800


UNITED TECHNOLOGIES CORP.
COM
913017109
1055
18675
SH

Sole

18675


VALLEY NATIONAL BANCORP
COM
919794107
455
17091
SH

Sole

17091


VERIZON COMMUNICATIONS
COM
92343v104
412
15000
SH

Sole

15000


WACHOVIA CORP
COM
929903102
575
17600
SH

Sole

17600


WELLS FARGO & CO
COM
949746101
207
4300
SH

Sole

4300


WILMINGTON TRUST CORPORATION
COM
971807102
3066
106000
SH

Sole

106000


WYETH
COM
983024100
1006
31640
SH

Sole

31640


AIM PREMIER EQUITY FUND CL B
MF
008879728
103
15441.04
SH

Sole

15441.04


REPORT SUMMARY
50
DATA RECORDS
68342

0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




Do not save this screen as a text file.
This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.